Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 9.3%
Entertainment 1.4%
Electronic Arts, Inc.	231,139	26,745,094
Interactive Media & Services 7.9%
Alphabet, Inc., Class A(a)	574,540	54,954,751
Alphabet, Inc., Class C(a)	794,220	76,364,253
ZoomInfo Technologies, Inc., Class A(a)	569,344	23,718,871
Total		155,037,875
Total Communication Services		181,782,969
Consumer Discretionary 16.9%
Automobiles 4.0%
Tesla, Inc.(a)	293,816	77,934,694
Hotels, Restaurants & Leisure 1.5%
Hilton Worldwide Holdings, Inc.	237,080	28,596,590
Internet & Direct Marketing Retail 6.4%
Amazon.com, Inc.(a)	1,098,780	124,162,140
Multiline Retail 1.3%
Target Corp.	175,969	26,112,040
Specialty Retail 2.1%
Home Depot, Inc. (The)	146,976	40,556,557
Textiles, Apparel & Luxury Goods 1.6%
NIKE, Inc., Class B	381,410	31,702,799
Total Consumer Discretionary		329,064,820
Consumer Staples 4.7%
Beverages 2.5%
Coca-Cola Co. (The)	861,196	48,244,200
Household Products 2.2%
Procter & Gamble Co. (The)	340,728	43,016,910
Total Consumer Staples		91,261,110
Energy 1.5%
Oil, Gas & Consumable Fuels 1.5%
Pioneer Natural Resources Co.	131,482	28,469,797
Total Energy		28,469,797
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.8%
Capital Markets 1.8%
S&P Global, Inc.	112,161	34,248,361
Total Financials		34,248,361
Health Care 15.2%
Biotechnology 3.2%
BioMarin Pharmaceutical, Inc.(a)	139,521	11,827,195
Exact Sciences Corp.(a)	256,119	8,321,306
Horizon Therapeutics PLC(a)	188,695	11,678,334
Vertex Pharmaceuticals, Inc.(a)	102,966	29,812,776
Total		61,639,611
Health Care Equipment & Supplies 2.8%
Boston Scientific Corp.(a)	651,548	25,234,454
Stryker Corp.	149,332	30,245,703
Total		55,480,157
Health Care Providers & Services 3.9%
UnitedHealth Group, Inc.	152,833	77,186,778
Life Sciences Tools & Services 1.3%
IQVIA Holdings, Inc.(a)	138,051	25,006,558
Pharmaceuticals 4.0%
Eli Lilly & Co.	162,768	52,631,033
Johnson & Johnson	151,872	24,809,810
Total		77,440,843
Total Health Care		296,753,947
Industrials 8.6%
Aerospace & Defense 1.3%
Raytheon Technologies Corp.	319,193	26,129,139
Building Products 1.4%
Trane Technologies PLC	188,628	27,315,221
Commercial Services & Supplies 1.4%
Cintas Corp.	67,932	26,370,523
Construction & Engineering 1.0%
MasTec, Inc.(a)	300,889	19,106,452
Electrical Equipment 1.5%
AMETEK, Inc.	250,307	28,387,317
Columbia Variable Portfolio – Large Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.0%
Union Pacific Corp.	204,259	39,793,738
Total Industrials		167,102,390
Information Technology 39.2%
Electronic Equipment, Instruments & Components 2.6%
TE Connectivity Ltd.	235,706	26,012,514
Zebra Technologies Corp., Class A(a)	91,538	23,983,872
Total		49,996,386
IT Services 3.7%
Visa, Inc., Class A	403,830	71,740,399
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	336,354	27,557,483
Broadcom, Inc.	98,951	43,935,234
NVIDIA Corp.	468,696	56,895,007
Total		128,387,724
Software 16.9%
Adobe, Inc.(a)	136,262	37,499,302
Fortinet, Inc.(a)	581,512	28,569,685
Intuit, Inc.	93,676	36,282,588
Microsoft Corp.	696,484	162,211,124
Common Stocks (continued)
Issuer	Shares	Value ($)
Palo Alto Networks, Inc.(a)	180,174	29,510,699
ServiceNow, Inc.(a)	93,354	35,251,404
Total		329,324,802
Technology Hardware, Storage & Peripherals 9.4%
Apple, Inc.	1,328,838	183,645,412
Total Information Technology		763,094,723
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
Prologis, Inc.	236,450	24,023,320
Total Real Estate		24,023,320
Total Common Stocks (Cost $1,527,343,164)		1,915,801,437

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	32,207,015	32,190,912
Total Money Market Funds (Cost $32,190,912)		32,190,912
Total Investments in Securities (Cost: $1,559,534,076)		1,947,992,349
Other Assets & Liabilities, Net		(1,479,843)
Net Assets		1,946,512,506

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	11,791,414	393,679,476	(373,279,978)	—	32,190,912	(3,766)	360,380	32,207,015
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Large Cap Growth Fund | Third Quarter Report 2022

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3QT7013_12_A01_(11/22)